Popular, Inc. (Holding only) (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Statement of Financial Condition

	At December 31, 2017
			All other
	Popular Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$47,663	$462	$402,910	$(48,178)	$402,857
Money market investments	246,457	2,807	5,254,662	(248,807)	5,255,119
Trading account securities, at fair value	3,985	-	39,303	(101)	43,187
Investment securities available-for-sale, at
fair value	-	-	10,178,738	-	10,178,738
Investment securities held-to-maturity, at
amortized cost	-	-	93,821	-	93,821
Other investment securities, at lower of cost
or realizable value	9,850	4,492	152,883	-	167,225
Investment in subsidiaries	5,494,410	1,646,287	-	(7,140,697)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	132,395	-	132,395
Loans held-in-portfolio:
Loans not covered under loss-sharing
agreements with the FDIC	33,221	-	24,384,251	5,955	24,423,427
Loans covered under loss-sharing
agreements with the FDIC	-	-	517,274	-	517,274
Less - Unearned income	-	-	130,633	-	130,633
Allowance for loan losses	266	-	623,160	-	623,426
Total loans held-in-portfolio, net	32,955	-	24,147,732	5,955	24,186,642
FDIC loss-share asset	-	-	45,192	-	45,192
Premises and equipment, net	3,365	-	543,777	-	547,142
Other real estate not covered under loss-
sharing agreements with the FDIC	-	-	169,260	-	169,260
Other real estate covered under loss-
sharing agreements with the FDIC	-	-	19,595	-	19,595
Accrued income receivable	369	112	213,574	(211)	213,844
Mortgage servicing assets, at fair value	-	-	168,031	-	168,031
Other assets	61,319	34,312	1,912,727	(17,035)	1,991,323
Goodwill	-	-	627,294	-	627,294
Other intangible assets	6,114	-	29,558	-	35,672
Total assets	$5,906,487	$1,688,472	$44,131,452	$(7,449,074)	$44,277,337
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$8,539,123	$(48,178)	$8,490,945
Interest bearing	-	-	27,211,370	(248,807)	26,962,563
Total deposits	-	-	35,750,493	(296,985)	35,453,508
Assets sold under agreements to repurchase	-	-	390,921	-	390,921
Other short-term borrowings	-	-	96,208	-	96,208
Notes payable	737,685	148,539	650,132	-	1,536,356
Other liabilities	64,813	5,276	1,641,383	(15,033)	1,696,439
Total liabilities	802,498	153,815	38,529,137	(312,018)	39,173,432
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,042	2	56,307	(56,309)	1,042
Surplus	4,289,976	4,100,848	5,728,978	(9,821,299)	4,298,503
Retained earnings (accumulated deficit)	1,203,521	(2,536,707)	165,878	2,362,302	1,194,994
Treasury stock, at cost	(90,058)	-	-	(84)	(90,142)
Accumulated other comprehensive loss,
net of tax	(350,652)	(29,486)	(348,848)	378,334	(350,652)
Total stockholders' equity	5,103,989	1,534,657	5,602,315	(7,137,056)	5,103,905
Total liabilities and stockholders' equity	$5,906,487	$1,688,472	$44,131,452	$(7,449,074)	$44,277,337

Condensed Consolidating Statement of Financial Condition

	At December 31, 2016
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$47,783	$591	$362,101	$(48,081)	$362,394
Money market investments	252,347	13,263	2,891,670	(267,063)	2,890,217
Trading account securities, at fair value	2,640	-	57,297	(132)	59,805
Investment securities available-for-sale, at
fair value	-	-	8,209,806	-	8,209,806
Investment securities held-to-maturity, at
amortized cost	-	-	98,101	-	98,101
Other investment securities, at lower of cost
or realizable value	9,850	4,492	153,476	-	167,818
Investment in subsidiaries	5,609,611	1,818,127	-	(7,427,738)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	88,821	-	88,821
Loans held-in-portfolio:
Loans not covered under loss-sharing
agreements with the FDIC	1,142	-	22,894,030	-	22,895,172
Loans covered under loss-sharing
agreements with the FDIC	-	-	572,878	-	572,878
Less - Unearned income	-	-	121,425	-	121,425
Allowance for loan losses	2	-	540,649	-	540,651
Total loans held-in-portfolio, net	1,140	-	22,804,834	-	22,805,974
FDIC loss-share asset	-	-	69,334	-	69,334
Premises and equipment, net	3,067	-	540,914	-	543,981
Other real estate not covered under loss-sharing
agreements with the FDIC	81	-	180,364	-	180,445
Other real estate covered under loss-sharing
agreements with the FDIC	-	-	32,128	-	32,128
Accrued income receivable	112	138	137,882	(90)	138,042
Mortgage servicing assets, at fair value	-	-	196,889	-	196,889
Other assets	61,770	25,146	2,073,562	(14,968)	2,145,510
Goodwill	-	-	627,294	-	627,294
Other intangible assets	553	-	44,497	-	45,050
Total assets	$5,988,954	$1,861,757	$38,568,970	$(7,758,072)	$38,661,609
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$7,028,524	$(48,081)	$6,980,443
Interest bearing	-	-	23,782,844	(267,063)	23,515,781
Total deposits	-	-	30,811,368	(315,144)	30,496,224
Assets sold under agreements to repurchase	-	-	479,425	-	479,425
Other short-term borrowings	-	-	1,200	-	1,200
Notes payable	735,600	148,512	690,740	-	1,574,852
Other liabilities	55,309	6,034	865,861	(15,253)	911,951
Total liabilities	790,909	154,546	32,848,594	(330,397)	33,463,652
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,040	2	56,307	(56,309)	1,040
Surplus	4,246,495	4,111,207	5,717,066	(9,819,746)	4,255,022
Retained earnings (accumulated deficit)	1,228,834	(2,382,049)	264,944	2,108,578	1,220,307
Treasury stock, at cost	(8,198)	-	-	(88)	(8,286)
Accumulated other comprehensive loss,
net of tax	(320,286)	(21,949)	(317,941)	339,890	(320,286)
Total stockholders' equity	5,198,045	1,707,211	5,720,376	(7,427,675)	5,197,957
Total liabilities and stockholders' equity	$5,988,954	$1,861,757	$38,568,970	$(7,758,072)	$38,661,609

Schedule of Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations

	Year ended December 31, 2017
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$211,500	$-	$-	$(211,500)	$-
Loans	1,056	-	1,477,713	(4)	1,478,765
Money market investments	2,616	54	51,495	(2,670)	51,495
Investment securities	566	322	190,309	-	191,197
Trading account securities	-	-	4,487	-	4,487
Total interest and dividend income	215,738	376	1,724,004	(214,174)	1,725,944
Interest expense:
Deposits	-	-	144,534	(2,670)	141,864
Short-term borrowings	-	-	5,728	(4)	5,724
Long-term debt	52,470	10,767	13,155	-	76,392
Total interest expense	52,470	10,767	163,417	(2,674)	223,980
Net interest income (expense)	163,268	(10,391)	1,560,587	(211,500)	1,501,964
Provision for loan losses- non-covered loans	403	-	325,234	(5,955)	319,682
Provision for loan losses- covered loans	-	-	5,742	-	5,742
Net interest income (expense)
after provision for loan losses	162,865	(10,391)	1,229,611	(205,545)	1,176,540
Service charges on deposit accounts	-	-	153,709	-	153,709
Other service fees	-	-	220,073	(2,806)	217,267
Mortgage banking activities	-	-	25,496	-	25,496
Net gain on sale of investment securities	-	-	334	-	334
Other-than-temporary impairment losses on investment securities	-	-	(8,299)	-	(8,299)
Trading account profit (loss)	266	-	(1,110)	27	(817)
Net loss on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	(420)	-	(420)
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(22,377)	-	(22,377)
FDIC loss-share expense	-	-	(10,066)	-	(10,066)
Other operating income	11,847	921	51,598	(26)	64,340
Total non-interest income	12,113	921	408,938	(2,805)	419,167
Operating expenses:
Personnel costs	47,561	-	436,669	-	484,230
Net occupancy expenses	3,876	-	85,318	-	89,194
Equipment expenses	2,925	2	62,215	-	65,142
Other taxes	217	-	43,165	-	43,382
Professional fees	11,766	(427)	281,585	(436)	292,488
Communications	549	-	21,917	-	22,466
Business promotion	2,014	-	56,431	-	58,445
FDIC deposit insurance	-	-	26,392	-	26,392
Other real estate owned (OREO) expenses	42	-	48,498	-	48,540
Other operating expenses	(70,723)	51	190,467	(2,256)	117,539
Amortization of intangibles	-	-	9,378	-	9,378
Total operating expenses	(1,773)	(374)	1,262,035	(2,692)	1,257,196
Income (loss) before income tax
and equity in earnings of subsidiaries	176,751	(9,096)	376,514	(205,658)	338,511
Income tax (benefit) expense	-	(8,382)	236,944	2,268	230,830
Income (loss) before equity in
earnings of subsidiaries	176,751	(714)	139,570	(207,926)	107,681
Equity in undistributed earnings of
subsidiaries	(69,070)	(153,944)	-	223,014	-
Net income (loss)	$107,681	$(154,658)	$139,570	$15,088	$107,681
Comprehensive income (loss), net of tax	$77,315	$(162,195)	$108,663	$53,532	$77,315

Condensed Consolidating Statement of Operations

	Year ended December 31, 2016
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$102,300	$-	$-	$(102,300)	$-
Loans	78	-	1,459,642	-	1,459,720
Money market investments	1,399	101	16,428	(1,500)	16,428
Investment securities	664	322	151,025	-	152,011
Trading account securities	-	-	6,414	-	6,414
Total interest and dividend income	104,441	423	1,633,509	(103,800)	1,634,573
Interest expense:
Deposits	-	-	129,077	(1,500)	127,577
Short-term borrowings	-	-	7,812	-	7,812
Long-term debt	52,470	10,769	13,890	-	77,129
Total interest expense	52,470	10,769	150,779	(1,500)	212,518
Net interest income (expense)	51,971	(10,346)	1,482,730	(102,300)	1,422,055
Provision (reversal) for loan losses- non-covered loans	(35)	-	171,161	-	171,126
Provision (reversal) for loan losses- covered loans	-	-	(1,110)	-	(1,110)
Net interest income (expense) after provision
for loan losses	52,006	(10,346)	1,312,679	(102,300)	1,252,039
Service charges on deposit accounts	-	-	160,836	-	160,836
Other service fees	-	-	237,342	(2,572)	234,770
Mortgage banking activities	-	-	56,538	-	56,538
Net gain on sale of investment securities	1,767	-	195	-	1,962
Other-than temporary impairment losses on
investment securities	-	-	(209)	-	(209)
Trading account profit (loss)	90	-	(831)	(44)	(785)
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	8,245	-	8,245
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(17,285)	-	(17,285)
FDIC loss-share expense	-	-	(207,779)	-	(207,779)
Other operating income (loss)	12,352	(2,559)	51,903	(53)	61,643
Total non-interest income (loss)	14,209	(2,559)	288,955	(2,669)	297,936
Operating expenses:
Personnel costs	48,032	-	439,444	-	487,476
Net occupancy expenses	3,630	-	82,023	-	85,653
Equipment expenses	2,807	-	59,418	-	62,225
Other taxes	187	1	42,116	-	42,304
Professional fees	10,817	122	312,517	(413)	323,043
Communications	520	-	23,377	-	23,897
Business promotion	2,261	-	50,753	-	53,014
FDIC deposit insurance	-	-	24,512	-	24,512
Other real estate owned (OREO) expenses	52	-	47,067	-	47,119
Other operating expenses	(72,514)	60	165,066	(2,165)	90,447
Amortization of intangibles	-	-	12,144	-	12,144
Goodwill impairment charge	-	-	3,801	-	3,801
Total operating expenses	(4,208)	183	1,262,238	(2,578)	1,255,635
Income (loss) before income tax and equity in
earnings of subsidiaries	70,423	(13,088)	339,396	(102,391)	294,340
Income tax expense (benefit)	19	(4,581)	83,364	(18)	78,784
Income (loss) before equity in earnings of subsidiaries	70,404	(8,507)	256,032	(102,373)	215,556
Equity in undistributed earnings of subsidiaries	145,152	41,574	-	(186,726)	-
Income from continuing operations	215,556	33,067	256,032	(289,099)	215,556
Income from discontinued operations, net of tax	-	-	1,135	-	1,135
Equity in undistributed earnings of discontinued
operations	1,135	1,135	-	(2,270)	-
Net Income	$216,691	$34,202	$257,167	$(291,369)	$216,691
Comprehensive income, net of tax	$153,291	$20,108	$195,118	$(215,226)	$153,291

Condensed Consolidating Statement of Operations

	Year ended December 31, 2015
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$41,350	$-	$-	$(41,350)	$-
Loans	673	3	1,458,613	(583)	1,458,706
Money market investments	40	8	7,245	(50)	7,243
Investment securities	619	322	125,123	-	126,064
Trading account securities	-	-	11,001	-	11,001
Total interest and dividend income	42,682	333	1,601,982	(41,983)	1,603,014
Interest Expense:
Deposits	-	-	107,583	(50)	107,533
Short-term borrowings	-	502	7,593	(583)	7,512
Long-term debt	52,470	10,779	15,737	-	78,986
Total interest expense	52,470	11,281	130,913	(633)	194,031
Net interest (expense) income	(9,788)	(10,948)	1,471,069	(41,350)	1,408,983
Provision for loan losses- non-covered loans	35	-	217,423	-	217,458
Provision for loan losses- covered loans	-	-	24,020	-	24,020
Net interest (expense) income
after provision for loan losses	(9,823)	(10,948)	1,229,626	(41,350)	1,167,505
Service charges on deposit accounts	-	-	160,108	-	160,108
Other service fees	-	-	238,566	(2,476)	236,090
Mortgage banking activities	-	-	81,802	-	81,802
Net gain and valuation adjustments on
investment securities	-	-	141	-	141
Other-than temporary impairment losses on
investment securities	-	-	(14,445)	-	(14,445)
Trading account loss	(187)	-	(4,536)	-	(4,723)
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	542	-	542
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(18,628)	-	(18,628)
FDIC loss-share income	-	-	20,062	-	20,062
Other operating income (loss)	13,710	(244)	45,173	(47)	58,592
Total non-interest income (loss)	13,523	(244)	508,785	(2,523)	519,541
Operating expenses:
Personnel costs	49,112	-	428,407	-	477,519
Net occupancy expenses	3,591	-	83,297	-	86,888
Equipment expenses	2,240	-	57,870	-	60,110
Other taxes	(822)	-	40,619	-	39,797
Professional fees	11,384	504	297,392	(295)	308,985
Communications	519	-	24,627	-	25,146
Business promotion	1,868	-	50,208	-	52,076
FDIC deposit insurance	-	-	27,626	-	27,626
Other real estate owned (OREO) expenses	-	-	85,568	-	85,568
Other operating expenses	(69,185)	463	166,289	(2,492)	95,075
Amortization of intangibles	-	-	11,019	-	11,019
Restructuring costs	-	-	18,412	-	18,412
Total operating expenses	(1,293)	967	1,291,334	(2,787)	1,288,221
Income (loss) before income tax and
equity in earnings of subsidiaries	4,993	(12,159)	447,077	(41,086)	398,825
Income tax (benefit) expense	(186)	305	(495,394)	103	(495,172)
Income (loss) before equity in
earnings of subsidiaries	5,179	(12,464)	942,471	(41,189)	893,997
Equity in undistributed earnings
of subsidiaries	888,818	638,341	-	(1,527,159)	-
Income from continuing operations	893,997	$625,877	942,471	(1,568,348)	893,997
Income from discontinued operations, net of tax	-	-	1,347	-	1,347
Equity in undistributed earnings of
discontinued operations	1,347	1,347	-	(2,694)	-
Net Income	$895,344	$627,224	$943,818	$(1,571,042)	$895,344
Comprehensive income, net of tax	$868,330	$623,433	$916,942	$(1,540,375)	$868,330

Schedule of Condensed Cash Flow Statement [Table Text Block]

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2017
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$107,681	$(154,658)	$139,570	$15,088	$107,681

Adjustments to reconcile net income to net
cash provided by (used in) operating activities:
Equity in earnings of subsidiaries,
net of dividends or distributions	69,070	153,944	-	(223,014)	-
Provision for loan losses	403	-	325,021	-	325,424
Amortization of intangibles	-	-	9,378	-	9,378
Depreciation and amortization of premises and
equipment	649	-	47,715	-	48,364
Net accretion of discounts and amortization
of premiums and deferred fees	2,086	27	(24,423)	-	(22,310)
Impairment losses on long-lived assets	-	-	4,784	-	4,784
Other-than-temporary impairment on investment securities	-	-	8,299	-	8,299
Fair value adjustments on mortgage servicing rights	-	-	36,519	-	36,519
FDIC loss-share expense	-	-	10,066	-	10,066
Adjustments to indemnity reserves on
loans sold	-	-	22,377	-	22,377
Earnings from investments under the
equity method	(11,761)	(921)	(21,401)	-	(34,083)
Deferred income tax (benefit) expense	-	(8,382)	215,864	(54)	207,428
(Gain) loss on:
Disposition of premises and equipment and other
productive assets	(8)	-	4,289	-	4,281
Sale and valuation adjustments of investment
securities	-	-	(334)	-	(334)
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(16,670)	-	(16,670)
Sale of foreclosed assets, including write-downs	42	-	21,673	-	21,715
Acquisitions of loans held-for-sale	-	-	(244,385)	-	(244,385)
Proceeds from sale of loans held-for-sale	-	-	69,464	-	69,464
Net originations on loans held-for-sale	-	-	(315,522)	-	(315,522)
Net (increase) decrease in:
Trading securities	(1,345)	-	502,994	(31)	501,618
Accrued income receivable	(748)	26	(75,201)	121	(75,802)
Other assets	12,256	-	(64,886)	2,122	(50,508)
Net increase(decrease) in:
Interest payable	-	-	2,670	(121)	2,549
Pension and other postretirement benefits
obligations	-	-	(13,100)	-	(13,100)
Other liabilities	3,230	(758)	25,466	341	28,279
Total adjustments	73,874	143,936	530,657	(220,636)	527,831
Net cash provided by (used in) operating activities	181,555	(10,722)	670,227	(205,548)	635,512

Cash flows from investing activities:
Net decrease (increase) in money market investments	5,890	10,455	(2,362,992)	(18,255)	(2,364,902)
Purchases of investment securities:
Available-for-sale	-	-	(4,139,762)	-	(4,139,762)
Other	-	-	(29,672)	-	(29,672)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	2,023,295	-	2,023,295
Held-to-maturity	-	-	6,232	-	6,232
Proceeds from sale of investment securities:
Available for sale	-	-	14,992	-	14,992
Other	-	-	30,265	-	30,265
Net repayments (disbursements) on loans	181	-	(398,857)	-	(398,676)
Proceeds from sale of loans	-	-	38,279	(37,864)	415
Acquisition of loan portfolios	(31,909)	-	(541,489)	37,864	(535,534)
Acquisition of trademark	(5,560)	-	5,560	-	-
Net payments from FDIC under loss-sharing
agreements	-	-	(7,679)	-	(7,679)
Return of capital from equity method investments	500	138	8,056	-	8,694
Capital contribution to subsidiary	(5,955)	-	5,955	-	-
Return of capital from wholly-owned subsidiaries	22,400	10,400	-	(32,800)	-
Acquisition of premises and equipment	(965)	-	(61,732)	-	(62,697)
Proceeds from sale of:
Premises and equipment and other productive assets	23	-	9,730	-	9,753
Foreclosed assets	38	-	96,502	-	96,540
Net cash (used in) provided by investing activities	(15,357)	20,993	(5,303,317)	(51,055)	(5,348,736)

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	4,935,948	18,157	4,954,105
Assets sold under agreements to repurchase	-	-	(88,505)	-	(88,505)
Other short-term borrowings	-	-	95,008	-	95,008
Payments of notes payable	-	-	(95,607)	-	(95,607)
Proceeds from issuance of notes payable	-	-	55,000	-	55,000
Proceeds from issuance of common stock	7,016	-	-	-	7,016
Dividends paid to parent company	-	-	(211,500)	211,500	-
Dividends paid	(95,910)	-	-	-	(95,910)
Net payments for repurchase of common stock	(75,668)	-	-	4	(75,664)
Return of capital to parent company	-	(10,400)	(22,400)	32,800	-
Capital contribution from parent	-	-	5,955	(5,955)	-
Payments related to tax withholding for
share-based compensation	(1,756)	-	-	-	(1,756)
Net cash (used in) provided by financing activities	(166,318)	(10,400)	4,673,899	256,506	4,753,687
Net (decrease) increase in cash and due from banks	(120)	(129)	40,809	(97)	40,463
Cash and due from banks at beginning of period	47,783	591	362,101	(48,081)	362,394
Cash and due from banks at end of period	$47,663	$462	$402,910	$(48,178)	$402,857
During the year ended December 31, 2017 there have not been any cash flows associated with discontinued operations.

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2016
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$216,691	$34,202	$257,167	$(291,369)	$216,691

Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Equity in earnings of subsidiaries,
net of dividends or distributions	(146,287)	(42,709)	-	188,996	-
Provision (reversal) for loan losses	(35)	-	170,051	-	170,016
Goodwill impairment losses	-	-	3,801	-	3,801
Amortization of intangibles	-	-	12,144	-	12,144
Depreciation and amortization of premises and
equipment	654	-	46,220	-	46,874
Net accretion of discounts and amortization
of premiums and deferred fees	2,087	28	(42,901)	-	(40,786)
Other-than-temporary impairment on investment securities	-	-	209	-	209
Fair value adjustments on mortgage servicing rights	-	-	25,336	-	25,336
FDIC loss-share expense	-	-	207,779	-	207,779
Adjustments (expense) to indemnity reserves on
loans sold	-	-	17,285	-	17,285
(Earnings) losses from investments under the
equity method	(12,352)	2,559	(21,495)	-	(31,288)
Deferred income tax expense (benefit)	19	(4,581)	66,154	(18)	61,574
(Gain) loss on:
Disposition of premises and equipment and
other productive assets	(2)	-	4,096	-	4,094
Sale and valuation adjustments of investment
securities	(1,767)	-	(195)	-	(1,962)
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(35,517)	-	(35,517)
Sale of foreclosed assets, including write-downs	52	-	19,305	-	19,357
Acquisitions of loans held-for-sale	-	-	(310,217)	-	(310,217)
Proceeds from sale of loans held-for-sale	-	-	89,887	-	89,887
Net originations on loans held-for-sale	-	-	(510,783)	-	(510,783)
Net (increase) decrease in:
Trading securities	(620)	-	754,326	133	753,839
Accrued income receivable	(27)	(23)	(13,812)	54	(13,808)
Other assets	3,796	(3)	(27,125)	(2,972)	(26,304)
Net increase (decrease) in:
Interest payable	-	-	219	(54)	165
Pension and other postretirement benefits
obligations	-	-	(55,678)	-	(55,678)
Other liabilities	(3,854)	(624)	(11,781)	3,018	(13,241)
Total adjustments	(158,336)	(45,353)	387,308	189,157	372,776
Net cash provided by (used in) operating activities	58,355	(11,151)	644,475	(102,212)	589,467

Cash flows from investing activities:
Net decrease (increase) in money market investments	9,857	10,668	(711,782)	(18,868)	(710,125)
Purchases of investment securities:
Available-for-sale	-	-	(3,407,779)	-	(3,407,779)
Other	-	-	(14,130)	-	(14,130)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,227,966	-	1,227,966
Held-to-maturity	-	-	4,588	-	4,588
Other	-	-	11,122	-	11,122
Proceeds from sale of investment securities:
Available for sale	278	-	4,981	-	5,259
Other	1,583	-	7,438	-	9,021
Net repayments (disbursements) on loans	35	-	(267,240)	-	(267,205)
Proceeds from sale of loans	-	-	141,363	-	141,363
Acquisition of loan portfolios	-	-	(535,445)	-	(535,445)
Net payments from FDIC under loss-sharing
agreements	-	-	98,518	-	98,518
Return of capital from equity method investments	433	474	-	-	907
Return of capital from wholly-owned subsidiaries	14,000	-	-	(14,000)	-
Acquisition of premises and equipment	(953)	-	(99,367)	-	(100,320)
Proceeds from sale of:
Premises and equipment and other productive assets	56	-	8,841	-	8,897
Foreclosed assets	434	-	82,923	-	83,357
Net cash provided by (used in) investing activities	25,723	11,142	(3,448,003)	(32,868)	(3,444,006)

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	3,290,797	(4,369)	3,286,428
Assets sold under agreements to repurchase	-	-	(282,719)	-	(282,719)
Payments of notes payable	-	-	(254,816)	-	(254,816)
Proceeds from issuance of notes payable	-	-	165,047	-	165,047
Proceeds from issuance of common stock	7,437	-	-	-	7,437
Dividends paid to parent company	-	-	(102,300)	102,300	-
Dividends paid	(65,932)	-	-	-	(65,932)
Net payments for repurchase of common stock	(475)	-	-	(88)	(563)
Return of capital to parent company	-	-	(14,000)	14,000	-
Payments related to tax withholding for
share-based compensation	(1,623)	-	-	-	(1,623)
Net cash (used in) provided by financing activities	(60,593)	-	2,802,009	111,843	2,853,259
Net increase (decrease) in cash and due from banks	23,485	(9)	(1,519)	(23,237)	(1,280)
Cash and due from banks at beginning of period	24,298	600	363,620	(24,844)	363,674
Cash and due from banks at end of period	$47,783	$591	$362,101	$(48,081)	$362,394
The Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2016 includes the cash flows from operating, investing and financing activities associated with discontinued operations.

	Year ended December 31, 2015
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$895,344	$627,224	$943,818	$(1,571,042)	$895,344

Adjustments to reconcile net income to net
cash (used in) provided by operating activities:
Equity in undistributed earnings losses of subsidiaries,
net of dividends or distributions	(890,165)	(639,688)	-	1,529,853	-
Provision for loan losses	35	-	241,443	-	241,478
Amortization of intangibles	-	-	11,019	-	11,019
Depreciation and amortization of premises and
equipment	761	-	46,713	-	47,474
Net accretion of discounts and amortization
of premiums and deferred fees	2	-	(73,498)	-	(73,496)
Other-than-temporary impairment on investment securities	-	-	14,445	-	14,445
Fair value adjustments on mortgage servicing rights	-	-	7,904	-	7,904
FDIC loss share income	-	-	(20,062)	-	(20,062)
Adjustments (expense) to indemnity reserves on
loans sold	-	-	18,628	-	18,628
(Earnings) losses from investments under the
equity method	(13,710)	244	(10,907)	-	(24,373)
Deferred income tax benefit	(186)	-	(519,045)	103	(519,128)
(Gain) loss on:
Disposition of premises and equipment
and other productive assets	(2)	-	(3,627)	-	(3,629)
Sale and valuation adjustments of investment
securities	-	-	(141)	-	(141)
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(35,013)	-	(35,013)
Sale of foreclosed assets, including write-downs	-	-	60,378	-	60,378
Acquisitions of loans held-for-sale	-	-	(401,991)	-	(401,991)
Proceeds from sale of loans held-for-sale	-	-	124,111	-	124,111
Net originations on loans held-for-sale	-	-	(792,821)	-	(792,821)
Net (increase) decrease in:
Trading securities	(380)	-	1,084,063	-	1,083,683
Accrued income receivable	(10)	(3)	5,395	10	5,392
Other assets	8,032	342	92,032	(273)	100,133
Net (decrease) increase in:
Interest payable	-	(26)	564	(10)	528
Pension and other postretirement benefits
obligations	-	-	3,252	-	3,252
Other liabilities	(5,622)	(187)	(67,180)	9	(72,980)
Total adjustments	(901,245)	(639,318)	(214,338)	1,529,692	(225,209)
Net cash (used in) provided by operating activities	(5,901)	(12,094)	729,480	(41,350)	670,135

Cash flows from investing activities:
Net increase in money market investments	(242,457)	(23,574)	(376,248)	284,573	(357,706)
Purchases of investment securities:
Available-for-sale	-	-	(2,014,315)	-	(2,014,315)
Held-to-maturity	-	-	(750)	-	(750)
Other	-	-	(40,847)	-	(40,847)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,362,712	-	1,362,712
Held-to-maturity	-	-	4,856	-	4,856
Other	-	-	46,341	-	46,341
Proceeds from sale of investment securities:
Available for sale	-	-	96,760	-	96,760
Other	-	-	14,950	-	14,950
Net repayments on loans	53,793	350	431,302	(53,769)	431,676
Proceeds from sale of loans	-	-	30,160	-	30,160
Acquisition of loan portfolios	-	(350)	(338,097)	-	(338,447)
Acquisition of trademark	-	-	(50)	-	(50)
Net payments from FDIC under loss-sharing
agreements	-	-	247,976	-	247,976
Net cash received and acquired from business combination	-	-	731,279	-	731,279
Acquisition of servicing assets	-	-	(61,304)	-	(61,304)
Cash paid related to business acquisitions	-	-	(17,250)	-	(17,250)
Return of capital from equity method investments	11,500	1,829	-	-	13,329
Return of capital from wholly-owned subsidiaries	203,000	200,000	-	(403,000)	-
Mortgage servicing rights purchased	-	-	(2,400)	-	(2,400)
Acquisition of premises and equipment	(1,079)	-	(61,577)	-	(62,656)
Proceeds from sale of:
Premises and equipment and other productive assets	9	-	12,871	-	12,880
Foreclosed assets	-	-	141,145	-	141,145
Net cash provided by investing activities	24,766	178,255	207,514	(172,196)	238,339

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	495,904	(288,566)	207,338
Assets sold under agreements to repurchase	-	-	(509,512)	-	(509,512)
Other short-term borrowings	-	-	(201,984)	53,769	(148,215)
Payments of notes payable	-	(8,169)	(729,720)	-	(737,889)
Proceeds from issuance of notes payable	-	-	277,398	-	277,398
Proceeds from issuance of common stock	6,226	-	-	-	6,226
Dividends paid to parent company	-	-	(41,350)	41,350	-
Dividends paid	(19,257)	-	-	-	(19,257)
Net payments for repurchase of common stock	(1,021)	-	-	-	(1,021)
Return of capital to parent company	-	(158,000)	(245,000)	403,000	-
Payments related to tax withholding for
share-based compensation	(963)	-	-	-	(963)
Net cash used in financing activities	(15,015)	(166,169)	(954,264)	209,553	(925,895)
Net increase (decrease) in cash and due from banks	3,850	(8)	(17,270)	(3,993)	(17,421)
Cash and due from banks at beginning of period	20,448	608	380,890	(20,851)	381,095
Cash and due from banks at end of period	$24,298	$600	$363,620	$(24,844)	$363,674
The Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2015 includes the cash flows from operating, investing and financing activities associated with discontinued operations.

Popular, Inc. Holding Co.
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Statements of Condition
	December 31,
(In thousands)	2017	2016
ASSETS
Cash and due from banks (includes $47,663 due from bank subsidiary (2016 - $47,614))	$47,663	$47,783
Money market investments	246,457	252,347
Trading account securities	3,985	2,640
Other investment securities, at lower of cost or realizable value (includes $8,725 in common
securities from statutory trusts (2016 - $8,725))[1]	9,850	9,850
Investment in BPPR and subsidiaries, at equity	3,727,383	3,658,451
Investment in Popular North America and subsidiaries, at equity	1,534,640	1,707,167
Investment in other non-bank subsidiaries, at equity	232,387	243,993
Other loans	33,221	1,142
Less - Allowance for loan losses	266	2
Premises and equipment	3,365	3,067
Investment in equity method investees	49,777	51,259
Other assets (includes $1,096 due from subsidiaries and affiliate (2016 - $936))	18,025	11,257
Total assets	$5,906,487	$5,988,954

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$737,685	$735,600
Other liabilities (includes $2,033 due to subsidiaries and affiliate (2016 - $2,574))	64,813	55,309
Stockholders’ equity	5,103,989	5,198,045
Total liabilities and stockholders’ equity	$5,906,487	$5,988,954
[1] Refer to Note 22 to the consolidated financial statements for information on the statutory trusts.

Schedule of Condensed Income Statement [Table Text Block]
Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2017	2016	2015
Income:
Dividends from subsidiaries	$211,500	$102,300	$41,350
Interest income (includes $3,183 due from subsidiaries and affiliates (2016 - $1,965;
2015 - $1,188))	4,238	2,141	1,332
Earnings from investments in equity method investees	11,761	12,352	13,710
Other operating income	86	-	-
Gain on sale and valuation adjustment of investment securities	-	1,767	-
Trading account profit (loss)	266	90	(187)
Total income	227,851	118,650	56,205
Expenses:
Interest expense	52,470	52,470	52,470
Provision (reversal of provision) for loan losses	403	(35)	35
Operating expenses (includes expenses for services provided by subsidiaries and affiliate of $8,225 (2016 - $8,160 ; 2015 - $7,309)), net of reimbursement by subsidiaries for
services provided by parent of $76,720 (2016 - $74,573 ; 2015 - $74,799)	(1,773)	(4,208)	(1,293)
Total expenses	51,100	48,227	51,212
Income before income taxes and equity in undistributed
earnings of subsidiaries	176,751	70,423	4,993
Income tax expense (benefit)	-	19	(186)
Income before equity in undistributed earnings of subsidiaries	176,751	70,404	5,179
Equity in undistributed (losses) earnings of subsidiaries	(69,070)	145,152	888,818
Income from continuing operations	107,681	215,556	893,997
Equity in undistributed earnings of discontinued operations	-	1,135	1,347
Net income	$107,681	$216,691	$895,344
Comprehensive income, net of tax	$77,315	$153,291	$868,330

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows
	Years ended December 31,
(In thousands)	2017	2016	2015
Cash flows from operating activities:
Net income	$107,681	$216,691	$895,344
Adjustments to reconcile net income to net cash provided by (used in)
operating activities:
Equity in undistributed earnings of subsidiaries,
net of dividends or distributions	69,070	(146,287)	(890,165)
Provision (reversal) for loan losses	403	(35)	35
Net accretion of discounts and amortization of premiums and deferred fees	2,086	2,087	2
Earnings from investments under the equity method	(11,761)	(12,352)	(13,710)
Deferred income tax (benefit) expense	-	19	(186)
Gain on:
Sale and valuation adjustments of investment securities	-	(1,767)	-
Net (increase) decrease in:
Trading securities	(1,345)	(620)	(380)
Other assets	12,191	4,473	8,781
Net increase (decrease) in:
Other liabilities	3,230	(3,854)	(5,622)
Total adjustments	73,874	(158,336)	(901,245)
Net cash provided by (used in) operating activities	181,555	58,355	(5,901)
Cash flows from investing activities:
Net decrease (increase) in money market investments	5,890	9,857	(242,457)
Proceeds from sale of investment securities:
Available-for-sale	-	278	-
Other	-	1,583	-
Capital contribution to subsidiaries	(5,955)	-	-
Net decrease in advances to subsidiaries and affiliates	-	-	53,769
Net repayments on other loans	181	35	24
Return of capital from equity method investments	500	433	11,500
Return of capital from wholly owned subsidiaries	22,400	14,000	203,000
Acquisition of loans portfolio	(31,909)	-	-
Acquisition of trademark	(5,560)	-	-
Acquisition of premises and equipment	(965)	(953)	(1,079)
Proceeds from sale of:
Premises and equipment	23	56	9
Foreclosed assets	38	434	-
Net cash (used in) provided by investing activities	(15,357)	25,723	24,766
Cash flows from financing activities:
Proceeds from issuance of common stock	7,016	7,437	6,226
Dividends paid	(95,910)	(65,932)	(19,257)
Net payments for repurchase of common stock	(75,668)	(475)	(1,021)
Payments related to tax withholding for
share-based compensation	(1,756)	(1,623)	(963)
Net cash used in financing activities	(166,318)	(60,593)	(15,015)
Net (decrease) increase in cash and due from banks	(120)	23,485	3,850
Cash and due from banks at beginning of period	47,783	24,298	20,448
Cash and due from banks at end of period	$47,663	$47,783	$24,298

Maturity Distribution Of Debt Securities [Text Block]
Year	(In thousands)
2018	$-
2019	446,873
2020	-
2021	-
2022	-
Later years	290,812
No stated maturity	-
Total	$737,685